Borrowings and lease liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Borrowings and lease liabilities
Bank borrowings	$ 503,359	$ 627,873
Lease financing arrangement	175,994	182,689
Trust receipts	132,183	39,792
Interest payable	2,712	2,749
Borrowings	814,248	853,103
Non-current	611,606	730,394
Current	202,642	122,709
Non-current	53,946	72,836
Current	64,438	64,303
Lease liabilities	118,384	137,139
Borrowings secured by mortgages	$ 670,700	$ 799,400